Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides information for the fiscal years 2023, 2022, 2021 and 2020 with respect to the compensation of our principal executive officers (“PEOs”), which includes both our current and former CEOs, the average compensation of our other NEOs, and the performance measures set forth in the table.
	Principal Executive Officers (“PEOs”)(1)								Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total			Compensation Actually Paid Total(3)			Average Other Non-PEO NEOs(2)				Net Income(5) ($MM)	Company Selected Measure: Adj. EBITDA(6) ($MM)
Fiscal Year	Current: Richard Barasch	Former: Stephen Griggs	Former: Luke McGee	Current: Richard Barasch	Former: Stephen Griggs	Former: Luke McGee	Summary Comp Table Total	Comp Actually Paid Total(3)	Company TSR(4)	Peer Group TSR(4)
2023	$2,265,183	$10,437,819	n/a	$2,048,248	$1,893,765	n/a	$2,440,283	$(238,940)	$66	$122	$(679)	$671
2022	n/a	$4,724,344	n/a	n/a	$4,296,449	n/a	$2,823,510	$1,841,864	$175	$116	$69	$594
2021	n/a	$3,935,883	$8,061,871	n/a	$2,710,254	$(21,022,257)	$3,348,903	$(523,574)	$223	$146	$156	$566
2020	n/a	n/a	$1,009,533	n/a	n/a	$45,324,179	$1,560,590	$5,644,394	$342	$133	$(162)	$206

(1)
For 2023, our PEOs included both our current interim CEO, Mr. Barasch, and our former CEO, Mr. Griggs. For 2022, our PEO was Mr. Griggs. For 2021, our PEOs included both Mr. Griggs and our former CEO, Mr. McGee. In 2020, our PEO was Mr. McGee.

(2)
For 2023, our non-PEO NEOs were Messrs. Parnes, Clemens, Prast, and Rietkerk. For 2022, our non-PEO NEOs were Messrs. Parnes, Clemens, Joyce, and Prast. For 2021, our non-PEO NEOs were Messrs. Parnes, Clemens, Prast, and Bunting. For 2020, our non-PEO NEOs were Messrs. Clemens and Rietkerk.

(3)
In calculating the “Compensation Actually Paid” (“CAP”) amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Time-vested restricted stock/unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date. Performance-vested restricted stock unit fair values are calculated based on the Monte Carlo valuation model as of the date of grant. Adjustments have been made using performance-vested restricted stock unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte Carlo assumptions. The assumptions used to calculate the fair value for purposes of determining CAP are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.
(4)
The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P Healthcare Services Select Industry Index, which is included in the Company’s TSR performance graph in this Proxy Statement.

(5)
Represents the amount of GAAP Net Income (Loss), reflected in the Company’s audited financial statements for the year indicated.

(6)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2023. Our Compensation Committee determined the 2023 annual bonus outcome for eligible NEOs primarily based on the achievement of this measure. See page 43 of this Proxy Statement for additional information.

In the calculation of CAP presented in the table, the following amounts (as presented on the following page) were deducted and added:
Reconciliation of Summary Compensation Table (“SCT”) total to Compensation Actually Paid (“CAP”)
		FY2023			FY2022		FY2021			FY2020
Description of Elements Added / Subtracted to SCT Total to Calculate CAP		Current PEO Barasch	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Former PEO McGee	Average Other NEOs	Former PEO McGee	Average Other NEOs
Summary Compensation Table (“SCT”) Total		$2,265,183	$10,437,819	$2,440,283	$4,724,344	$2,823,510	$3,935,883	$8,061,871	$3,348,903	$1,009,533	$1,560,590
-	Pension and equity amounts reported in SCT	$743,274	$7,257,900	$1,372,050	$3,698,882	$1,963,262	$2,795,498	$5,808,758	$2,474,283	$0	$1,068,278
+	Fair value of equity compensation granted in current year and outstanding at year end	$186,726	$294,606	$434,705	$3,950,263	$2,096,688	$1,569,869	$0	$1,646,856	$0	$2,297,808
+	Fair value of equity compensation that vested during the year	$627,336	$2,710,394	$702,575	$348,109	$2,458,557	$0	$12,515,922	$4,290,608	$21,372,494	$1,107,877
+	Change in fair value of equity granted in prior years (valued at year-end); reflects Current Year Outstanding Value – Prior Year Outstanding Value	$(287,723)	$(4,291,154)	$(2,444,453)	$(1,027,385)	$(3,573,628)	$0	$(35,791,292)	$(7,335,659)	$22,942,153	$1,746,397
Compensation Actually Paid (“CAP”)		$2,048,248	$1,893,765	$(238,940)	$4,296,449	$1,841,864	$2,710,254	$(21,022,257)	$(523,574)	$45,324,179	$5,644,394

Company Selected Measure Name			Summary Compensation Table Total Compensation Actually Paid Total(3) Average Other Non-PEO NEOs(2) Net Income(5) ($MM) Company Selected Measure: Adj. EBITDA(6) ($MM)
Named Executive Officers, Footnote
(1)
For 2023, our PEOs included both our current interim CEO, Mr. Barasch, and our former CEO, Mr. Griggs. For 2022, our PEO was Mr. Griggs. For 2021, our PEOs included both Mr. Griggs and our former CEO, Mr. McGee. In 2020, our PEO was Mr. McGee.

(2)
For 2023, our non-PEO NEOs were Messrs. Parnes, Clemens, Prast, and Rietkerk. For 2022, our non-PEO NEOs were Messrs. Parnes, Clemens, Joyce, and Prast. For 2021, our non-PEO NEOs were Messrs. Parnes, Clemens, Prast, and Bunting. For 2020, our non-PEO NEOs were Messrs. Clemens and Rietkerk.

Peer Group Issuers, Footnote
(4)
The Company Total Shareholder Return (“TSR”) and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P Healthcare Services Select Industry Index, which is included in the Company’s TSR performance graph in this Proxy Statement.

Adjustment To PEO Compensation, Footnote
(3)
In calculating the “Compensation Actually Paid” (“CAP”) amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Time-vested restricted stock/unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date. Performance-vested restricted stock unit fair values are calculated based on the Monte Carlo valuation model as of the date of grant. Adjustments have been made using performance-vested restricted stock unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte Carlo assumptions. The assumptions used to calculate the fair value for purposes of determining CAP are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.
In the calculation of CAP presented in the table, the following amounts (as presented on the following page) were deducted and added:
Reconciliation of Summary Compensation Table (“SCT”) total to Compensation Actually Paid (“CAP”)
		FY2023			FY2022		FY2021			FY2020
Description of Elements Added / Subtracted to SCT Total to Calculate CAP		Current PEO Barasch	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Former PEO McGee	Average Other NEOs	Former PEO McGee	Average Other NEOs
Summary Compensation Table (“SCT”) Total		$2,265,183	$10,437,819	$2,440,283	$4,724,344	$2,823,510	$3,935,883	$8,061,871	$3,348,903	$1,009,533	$1,560,590
-	Pension and equity amounts reported in SCT	$743,274	$7,257,900	$1,372,050	$3,698,882	$1,963,262	$2,795,498	$5,808,758	$2,474,283	$0	$1,068,278
+	Fair value of equity compensation granted in current year and outstanding at year end	$186,726	$294,606	$434,705	$3,950,263	$2,096,688	$1,569,869	$0	$1,646,856	$0	$2,297,808
+	Fair value of equity compensation that vested during the year	$627,336	$2,710,394	$702,575	$348,109	$2,458,557	$0	$12,515,922	$4,290,608	$21,372,494	$1,107,877
+	Change in fair value of equity granted in prior years (valued at year-end); reflects Current Year Outstanding Value – Prior Year Outstanding Value	$(287,723)	$(4,291,154)	$(2,444,453)	$(1,027,385)	$(3,573,628)	$0	$(35,791,292)	$(7,335,659)	$22,942,153	$1,746,397
Compensation Actually Paid (“CAP”)		$2,048,248	$1,893,765	$(238,940)	$4,296,449	$1,841,864	$2,710,254	$(21,022,257)	$(523,574)	$45,324,179	$5,644,394

Non-PEO NEO Average Total Compensation Amount			$ 2,440,283	$ 2,823,510	$ 3,348,903	$ 1,560,590
Non-PEO NEO Average Compensation Actually Paid Amount			$ (238,940)	1,841,864	(523,574)	5,644,394
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In calculating the “Compensation Actually Paid” (“CAP”) amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions as of the measurement date. Time-vested restricted stock/unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date. Performance-vested restricted stock unit fair values are calculated based on the Monte Carlo valuation model as of the date of grant. Adjustments have been made using performance-vested restricted stock unit fair values as of each measurement date using the stock price as of the measurement date and updated Monte Carlo assumptions. The assumptions used to calculate the fair value for purposes of determining CAP are consistent with the methodology used for calculating the grant date fair value for financial reporting purposes.
In the calculation of CAP presented in the table, the following amounts (as presented on the following page) were deducted and added:
Reconciliation of Summary Compensation Table (“SCT”) total to Compensation Actually Paid (“CAP”)
		FY2023			FY2022		FY2021			FY2020
Description of Elements Added / Subtracted to SCT Total to Calculate CAP		Current PEO Barasch	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Average Other NEOs	Former PEO Griggs	Former PEO McGee	Average Other NEOs	Former PEO McGee	Average Other NEOs
Summary Compensation Table (“SCT”) Total		$2,265,183	$10,437,819	$2,440,283	$4,724,344	$2,823,510	$3,935,883	$8,061,871	$3,348,903	$1,009,533	$1,560,590
-	Pension and equity amounts reported in SCT	$743,274	$7,257,900	$1,372,050	$3,698,882	$1,963,262	$2,795,498	$5,808,758	$2,474,283	$0	$1,068,278
+	Fair value of equity compensation granted in current year and outstanding at year end	$186,726	$294,606	$434,705	$3,950,263	$2,096,688	$1,569,869	$0	$1,646,856	$0	$2,297,808
+	Fair value of equity compensation that vested during the year	$627,336	$2,710,394	$702,575	$348,109	$2,458,557	$0	$12,515,922	$4,290,608	$21,372,494	$1,107,877
+	Change in fair value of equity granted in prior years (valued at year-end); reflects Current Year Outstanding Value – Prior Year Outstanding Value	$(287,723)	$(4,291,154)	$(2,444,453)	$(1,027,385)	$(3,573,628)	$0	$(35,791,292)	$(7,335,659)	$22,942,153	$1,746,397
Compensation Actually Paid (“CAP”)		$2,048,248	$1,893,765	$(238,940)	$4,296,449	$1,841,864	$2,710,254	$(21,022,257)	$(523,574)	$45,324,179	$5,644,394

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
The following table lists our most important financial performance measures used to link CAP to our NEOs to company performance for fiscal year 2023.
Most Important Performance Measures
Adjusted EBITDA
Free Cash Flow
Relative Total Shareholder Return

Total Shareholder Return Amount			$ 66	175	223	342
Peer Group Total Shareholder Return Amount			122	116	146	133
Net Income (Loss)			$ (679,000,000)	$ 69,000,000	$ 156,000,000	$ (162,000,000)
Company Selected Measure Amount			671,000,000	594,000,000	566,000,000	206,000,000
PEO Name	Mr. Barasch	Mr. Griggs
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(6)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2023. Our Compensation Committee determined the 2023 annual bonus outcome for eligible NEOs primarily based on the achievement of this measure. See page 43 of this Proxy Statement for additional information.

Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Mr. Richard Barasch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,265,183
PEO Actually Paid Compensation Amount			2,048,248
Mr. Richard Barasch [Member] | Pension And Equity Amounts Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(743,274)
Mr. Richard Barasch [Member] | Fair value of equity compensation granted in current year (valued at year-end) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			186,726
Mr. Richard Barasch [Member] | Fair value of equity compensation that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			627,336
Mr. Richard Barasch [Member] | Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(287,723)
Mr. Stephen Griggs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			10,437,819	$ 4,724,344	$ 3,935,883
PEO Actually Paid Compensation Amount			1,893,765	4,296,449	2,710,254
Mr. Stephen Griggs [Member] | Pension And Equity Amounts Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,257,900)	(3,698,882)	(2,795,498)
Mr. Stephen Griggs [Member] | Fair value of equity compensation granted in current year (valued at year-end) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			294,606	3,950,263	1,569,869
Mr. Stephen Griggs [Member] | Fair value of equity compensation that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,710,394	348,109	0
Mr. Stephen Griggs [Member] | Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,291,154)	(1,027,385)	0
Mr. Luke McGee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,061,871	$ 1,009,533
PEO Actually Paid Compensation Amount					(21,022,257)	45,324,179
Mr. Luke McGee [Member] | Pension And Equity Amounts Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(5,808,758)	0
Mr. Luke McGee [Member] | Fair value of equity compensation granted in current year (valued at year-end) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
Mr. Luke McGee [Member] | Fair value of equity compensation that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,515,922	21,372,494
Mr. Luke McGee [Member] | Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(35,791,292)	22,942,153
Non-PEO NEO | Pension And Equity Amounts Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,372,050)	(1,963,262)	(2,474,283)	(1,068,278)
Non-PEO NEO | Fair value of equity compensation granted in current year (valued at year-end) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			434,705	2,096,688	1,646,856	2,297,808
Non-PEO NEO | Fair value of equity compensation that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			702,575	2,458,557	4,290,608	1,107,877
Non-PEO NEO | Change in fair value of outstanding equity at year-end (valued at year-end); reflects Current Year Outstanding Value - Prior Year Outstanding Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,444,453)	$ (3,573,628)	$ (7,335,659)	$ 1,746,397